FundX ETF Aggressive Upgrader Fund (Prospectus Summary) | FundX ETF Aggressive Upgrader Fund
FundX ETF Aggressive Upgrader Fund
Investment Objective
The FundX ETF Aggressive Upgrader Fund ("ETF Aggressive Fund") seeks to maximize capital appreciation over the long term without regard to income.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the ETF Aggressive Fund.

Shareholder Fees (fees paid directly from your investment) None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	[1]
Annual Fund Operating Expenses		FundX ETF Aggressive Upgrader Fund Investor Class
Management Fee		1.00%
Distribution (Rule 12b-1) Fees		none
Other Expenses		0.57%
Acquired Fund (Underlying Fund) Fees and Expenses	[1]	0.28%
Total Annual Fund Operating Expenses		1.85%
Expense Reduction/Reimbursement		(0.07%)
Total Annual Fund Operating Expenses After Expense Reduction/Reimbursement		1.78%
[1]	The Total Annual Fund Operating Expenses for the Fund do not correlate to the Ratio of Expenses to Average Net Assets provided in the Financial Highlights section of the statutory prospectus, which reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.

Example
This Example is intended to help you compare the cost of investing in the ETF

Aggressive Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the ETF Aggressive Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The

Example also assumes that your investment has a 5% return each year and that the

ETF Aggressive Fund's operating expenses remain the same (taking into account the one year contractual expense limitation).

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
FundX ETF Aggressive Upgrader Fund Investor Class	181	575	994	2,163

Portfolio Turnover
As a fund-of-funds, the ETF Aggressive Fund does not typically pay transaction costs, such as commissions, when it buys and sells securities (or "turns over"

its portfolio), except with respect to any purchases or sales of ETFs. If transaction costs are involved, a higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when ETF Aggressive Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the ETF Aggressive

Fund's performance. During the most recent fiscal year, the ETF Aggressive

Fund's portfolio turnover rate was 208% of the average value of its portfolio.

Principal Investment Strategies
The ETF Aggressive Fund is a fund-of-funds and as such, under normal market conditions, seeks to achieve its investment objective by investing at least 80%

of its net assets (including borrowings for investment purposes) in Underlying

Funds that are exchange-traded funds ("ETFs"). The ETF Aggressive Fund purchases shares of ETFs in the secondary market and not directly from the ETFs. Some

Underlying Funds primarily invest in particular types of securities (e.g.,

equity or fixed income securities of various credit qualities, including high-yield securities or "junk bonds"), while some concentrate in certain industries or sectors, and others invest in a variety of securities. The ETF

Aggressive Fund may also purchase, without limit, shares of international and global Underlying Funds and may invest up to 100% of its net assets in

Underlying Funds that invest in equity securities of companies in emerging markets.

In managing the Fund, the Advisor uses a proprietary

Upgrading investment strategy to select Underlying Funds and to manage the portfolio consistent with the Fund's

investment objective. Using this strategy, the Advisor              Upgrading

classifies Underlying Funds according to their risk and         When a fund begins

performance characteristics. Four different classes of          to lag its peers,

Underlying Funds are categorized according to this system,      the Advisor redeems

ranging from Speculative Underlying Funds, which are the        the shares and

most aggressive funds with the highest risk but also the        directs the

highest reward potential, to Bond Underlying Funds, which       proceeds to a

have the lowest risk but also the lowest reward potential.      better performing

See "More about the Funds' Investment Objectives, Strategies    alternative.

and Risks-The Advisor's Classification Process of Underlying

Funds" for more information on this system.

Under normal market conditions, the Fund will typically invest predominately

(and at times exclusively) in Speculative Underlying Funds. Speculative

Underlying Funds typically invest in small, mid-cap, new or unseasoned issuers and emerging market companies. Speculative Funds may make significant use of complex investment techniques, such as leverage, short sales and margin. Speculative Funds may concentrate their holdings in a limited number of issuers. Speculative Underlying Funds are considered aggressive investments and entail greater risks. The Fund may also invest in Underlying Funds that invest in fixed income securities, including below investment grade securities. As part of the Upgrading strategy, the Advisor sells an Underlying Fund when the Advisor believes that the Underlying Fund is performing out of synch with current market leadership or if a new Underlying Fund is judged more attractive than a current holding.

For temporary defensive purposes under abnormal market or economic conditions,

the Fund may hold all or a portfolio of its assets in money market instruments,

money market funds or U.S. government repurchase agreements. To the extent the

Fund is invested in such defensive investment, the Fund may not achieve its investment objective.

Principal Risks
An investment in the ETF Aggressive Fund entails risk. The ETF Aggressive Fund cannot guarantee that it will meet its investment objective. Since the price of the Underlying Funds that the ETF Aggressive Fund holds may fluctuate, the value of your investment may fluctuate and you could lose all or a portion of your investment in the ETF Aggressive Fund. The following risks could affect the value of your investment:

  o  General Market Risk - General market risk is the risk that the value of a

     Fund's shares will fluctuate based on the performance of the securities held by the Underlying Funds it owns. These fluctuations may cause a security to be worth less than its cost when originally purchased or less than it was worth at an earlier time.

  o  Management Risk - Management risk describes the ETF Aggressive Fund's ability to meet its investment objective based on the Advisor's success or failure to implement investment strategies for the ETF Aggressive Fund.

  o  ETF Trading Risk - Because the ETF Aggressive Fund invests in ETFs, it is subject to additional risks that do not apply to conventional mutual funds,

     including the risks that the market price of an ETF's shares may trade at a discount to its net asset value ("NAV"), an active secondary trading market may not develop or be maintained, or trading may be halted by the exchange in which the ETFs trade, which may impact a Fund's ability to sell its shares of an ETF.

  o  Foreign Securities Risk - The Underlying Funds held by the ETF Aggressive

     Fund may have significant investments in foreign securities. Foreign securities risk entails risk relating to political, social and economic developments abroad and differences between U.S. and foreign regulatory requirements and market practices.

  o  Emerging Markets Risk - In addition to the foreign securities risks mentioned above, emerging markets are generally more volatile and less liquid.

  o  Non-Diversification Risk - While the ETF Aggressive Fund is diversified, the

     Underlying Funds may invest in a limited number of issuers and therefore may be considered non-diversified.

  o  Small Company Risk - The Underlying Funds may invest in securities of small companies, which involves greater volatility than investing in larger and more established companies.

  o  Concentration and Sector Emphasis Risk - Because the Underlying Funds may

     hold a limited number of issuers, they may become concentrated in one or more sectors at any given time, subjecting the ETF Aggressive Fund to sector concentration risk.

  o  Upgrading Strategy Risk - The ETF Aggressive Fund employs an Upgrading strategy whereby it continually seeks to invest in the top-performing ETFs at a given time. When investment decisions are based on near-term performance,

     however, the ETF Aggressive Fund may be exposed to the risk of buying

     Underlying Funds immediately following a sudden, brief surge in performance that may be followed by a subsequent drop in market value.

  o  Underlying Funds Risk - The risks associated with the ETF Aggressive Fund include the risks related to each Underlying Fund in which the ETF Aggressive

     Fund invests. Although the ETF Aggressive Fund seeks to reduce the risk of your investment by diversifying among mutual funds and ETFs that invest in stocks and, in some cases, bonds, there are inherent risks of investing in various asset classes.

  o  Short Sales Risk -The Underlying Funds may engage in short sales which could cause an Underlying Fund's investment performance to suffer if it is required to close out a short position earlier than it had intended.

  o  Interest Rate and Credit Risk - Interest rates may rise resulting in a decrease in the value of the securities held by the Underlying Funds or may fall resulting in an increase in the value of such securities.

  o  High-Yield Securities (Junk Bond) Risk - The value of fixed-income securities held by the Underlying Funds that are rated below investment grade are subject to additional risk factors such as increased possibility of default,

     illiquidity of the security and changes in value based on public perception of the issuer.

  o  Derivative Risk - Some Underlying Funds may use derivative instruments which derive their value from the value of an underlying asset, currency or index. The value of derivatives may rise or fall more rapidly than other investments and it is possible to lose more than the initial amount invested.

  o  Leverage Risk - Some Underlying Funds may borrow money for leveraging and will incur interest expense.

  o  Portfolio Turnover Risk - High portfolio turnover involves correspondingly greater expenses to a Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities.

Performance
The following performance information provides some indication of the risks of investing in the ETF Aggressive Fund. The bar chart below illustrates how the ETF Aggressive Fund's total returns have varied from year to year. The table below illustrates how the ETF Aggressive Fund's average annual total returns for the 1-year and Since Inception periods compare with a domestic broad-based market index and secondary index provided to offer a broader market perspective. The ETF Aggressive Fund's performance, before and after taxes is not necessarily an indication of how the ETF Aggressive Fund will perform in the future. Updated performance is available on the ETF Aggressive Fund's website at

www.upgraderfunds.com.

Calendar Year Total Return as of December 31

Best and Worst Quarters

Best Quarter  Q3 2009 17.41%

Worst Quarter Q4 2008 -21.74%

Average Annual Total Returns as of December 31, 2011
Average Annual Total Returns FundX ETF Aggressive Upgrader Fund	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Investor Class	Return Before Taxes	(7.68%)	(2.08%)	Jan. 31, 2007
Investor Class After Taxes on Distributions	Return After Taxes on Distributions	(7.73%)	(2.24%)	Jan. 31, 2007
Investor Class After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	(4.91%)	(1.81%)	Jan. 31, 2007
S&P 500 ® Index	S&P 500® Index (reflects no deduction for fees, expenses or taxes)	2.11%	(0.56%)	Jan. 31, 2007
MSCI AC World Index	MSCI AC World Index (reflects no deduction for fees, expenses or taxes)	(7.35%)	(2.16%)	Jan. 31, 2007

The "Return After Taxes on Distributions" shows the effect of taxable distributions (dividends and capital gains distributions), but assumes that you still hold Fund shares at the end of the period. The "Return After Taxes on

Distributions and Sale of Fund Shares" shows the effect of both taxable distributions and any taxable gain or loss that would be realized if a Fund's shares were sold at the end of the specified period. The after-tax returns are calculated using the highest individual federal marginal income tax rates in effect and do not reflect the impact of state and local taxes. In certain cases,

the "Return After Taxes on Distributions and Sale of Fund Shares" may be higher than the other return figures for the same period. This will occur when a capital loss is realized upon the sale of Fund shares and provides an assumed tax benefit that increases the return. Your actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns are not relevant if you hold your Fund shares through a tax-deferred account, such as a 401(k) plan or an IRA.

[1]	FundX Investment Group (the "Advisor") has contractually agreed to reduce its fees and/or pay the ETF Aggressive Fund's expenses (excluding Acquired Fund Fees and Expenses, interest expense in connection with investment activities, taxes and extraordinary expenses) in order to limit Total Annual Operating Expenses After Expense Reduction/Reimbursement for shares of the ETF Aggressive Fund to 1.50% of the Fund's average net assets (the "Expense Cap"). The Expense Cap will remain in effect indefinitely and at least until January 31, 2013. A reimbursement may be requested by the Advisor if the aggregate amount actually paid by the Fund toward operating expenses for such fiscal year (taking into account any reimbursement) does not exceed the Expense Cap. The Agreement may be terminated at any time by the Board of Trustees upon 60 days' notice to the Advisor, or by the Advisor with the consent of the Board.